Consolidated Quarterly Holdings Report
for
Fidelity Advisor® Diversified Stock Fund
December 31, 2025
ADESI-NPRT1-0226
1.827901.120
Common Stocks - 98.9%
	Shares	Value ($)
AUSTRALIA - 0.3%
Information Technology - 0.3%
Software - 0.3%
Canva Australia Holdings Pty Ltd Class A (a)(b)(c)	5,833	9,601,935
BELGIUM - 0.8%
Health Care - 0.8%
Pharmaceuticals - 0.8%
UCB SA	102,800	28,825,400
CANADA - 3.0%
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Dollarama Inc	34,200	5,111,499
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (a)	40,133	3,431,283
TOTAL CONSUMER DISCRETIONARY		8,542,782
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Imperial Oil Ltd (d)	140,700	12,155,627
South Bow Corp	61,400	1,688,718
TOTAL ENERGY		13,844,345
Information Technology - 0.7%
IT Services - 0.7%
Shopify Inc Class A (United States) (a)	173,800	27,976,586
Materials - 1.7%
Chemicals - 0.1%
Nutrien Ltd (United States)	45,000	2,777,400
Metals & Mining - 1.6%
Agnico Eagle Mines Ltd/CA (United States) (d)	163,000	27,633,390
Franco-Nevada Corp	139,400	28,895,628
Orla Mining Ltd (a)	80,500	1,082,678
Teck Resources Ltd Class B (United States)	59,100	2,830,299
		60,441,995
TOTAL MATERIALS		63,219,395
TOTAL CANADA		113,583,108
CHILE - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Antofagasta PLC	141,600	6,258,618
Lundin Mining Corp	517,900	11,131,143

TOTAL CHILE		17,389,761
CHINA - 0.6%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Tencent Holdings Ltd	164,700	12,639,661
Consumer Discretionary - 0.3%
Broadline Retail - 0.2%
Alibaba Group Holding Ltd ADR	53,100	7,783,398
Hotels, Restaurants & Leisure - 0.1%
Luckin Coffee Inc ADR (a)	58,400	1,956,400
TOTAL CONSUMER DISCRETIONARY		9,739,798
TOTAL CHINA		22,379,459
FINLAND - 0.1%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (a)	93,474	3,491,254
FRANCE - 0.3%
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
EssilorLuxottica SA	37,700	11,957,930
GERMANY - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Auto1 Group SE (a)	137,000	4,395,366
HONG KONG - 0.2%
Financials - 0.2%
Capital Markets - 0.2%
Futu Holdings Ltd Class A ADR (a)	54,900	9,015,129
INDIA - 0.0%
Consumer Discretionary - 0.0%
Specialty Retail - 0.0%
Lenskart Solutions Ltd (a)	5,929	29,736
ITALY - 0.6%
Consumer Discretionary - 0.6%
Textiles, Apparel & Luxury Goods - 0.6%
Brunello Cucinelli SpA non-voting shares	208,600	24,127,340
JAPAN - 0.1%
Industrials - 0.0%
Machinery - 0.0%
Japan Steel Works Ltd/The	32,000	1,568,744
Materials - 0.1%
Chemicals - 0.1%
Shin-Etsu Chemical Co Ltd	69,500	2,158,750
TOTAL JAPAN		3,727,494
MEXICO - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
Southern Copper Corp (d)	61,911	8,882,371
NETHERLANDS - 1.0%
Health Care - 1.0%
Biotechnology - 1.0%
Argenx SE ADR (a)	45,300	38,095,035
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
NXP Semiconductors NV	4,400	955,064
TOTAL NETHERLANDS		39,050,099
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Frontline PLC	30,000	654,600
SWITZERLAND - 0.0%
Industrials - 0.0%
Machinery - 0.0%
VAT Group AG (f)(g)	3,200	1,558,995
TAIWAN - 1.8%
Information Technology - 1.8%
Semiconductors & Semiconductor Equipment - 1.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	220,800	67,098,912
UNITED KINGDOM - 0.6%
Consumer Staples - 0.6%
Tobacco - 0.6%
British American Tobacco PLC	372,000	21,130,572
Financials - 0.0%
Banks - 0.0%
Starling Bank Ltd (b)(c)	879,300	3,034,246
TOTAL UNITED KINGDOM		24,164,818
UNITED STATES - 88.7%
Communication Services - 9.0%
Entertainment - 0.7%
Netflix Inc (a)	178,800	16,764,288
ROBLOX Corp Class A (a)	51,178	4,146,953
Walt Disney Co/The	34,600	3,936,442
		24,847,683
Interactive Media & Services - 8.3%
Alphabet Inc Class A	114,000	35,682,000
Alphabet Inc Class C	654,460	205,369,548
Meta Platforms Inc Class A	114,831	75,798,795
Reddit Inc Class B (a)	3,500	804,545
		317,654,888
TOTAL COMMUNICATION SERVICES		342,502,571
Consumer Discretionary - 9.5%
Automobiles - 1.5%
General Motors Co	72,200	5,871,304
Tesla Inc (a)	118,600	53,336,792
		59,208,096
Broadline Retail - 4.6%
Amazon.com Inc (a)	742,800	171,453,096
Hotels, Restaurants & Leisure - 1.0%
Carnival Corp (a)	460,900	14,075,886
Cava Group Inc (a)(d)	11,500	674,935
Hilton Worldwide Holdings Inc	20,484	5,884,029
Starbucks Corp	81,100	6,829,431
Viking Holdings Ltd (a)	72,300	5,162,943
Wingstop Inc (d)	20,600	4,912,894
		37,540,118
Household Durables - 0.8%
Lennar Corp Class A	24,400	2,508,320
SharkNinja Inc (a)	39,700	4,442,430
Somnigroup International Inc	181,000	16,159,680
Toll Brothers Inc	49,200	6,652,824
		29,763,254
Specialty Retail - 1.5%
American Eagle Outfitters Inc	147,100	3,879,027
Boot Barn Holdings Inc (a)	7,900	1,394,113
Group 1 Automotive Inc	2,800	1,101,240
Lowe's Cos Inc	60,866	14,678,445
Revolve Group Inc Class A (a)	17,100	516,249
Ross Stores Inc	7,500	1,351,050
TJX Cos Inc/The	107,640	16,534,580
Victoria's Secret & Co (a)	10,900	590,453
Warby Parker Inc Class A (a)	67,700	1,475,183
Williams-Sonoma Inc	97,000	17,323,230
		58,843,570
Textiles, Apparel & Luxury Goods - 0.1%
Capri Holdings Ltd (a)	45,700	1,115,080
Ralph Lauren Corp Class A	5,600	1,980,216
Tory Burch LLC Class A (a)(b)(c)(e)	28,846	1,178,925
		4,274,221
TOTAL CONSUMER DISCRETIONARY		361,082,355
Consumer Staples - 2.2%
Beverages - 0.0%
Coca-Cola Co/The	25,900	1,810,669
Consumer Staples Distribution & Retail - 0.7%
Dollar Tree Inc (a)	156,600	19,263,366
Performance Food Group Co (a)	46,800	4,208,256
Walmart Inc	37,900	4,222,439
		27,694,061
Personal Care Products - 0.9%
Estee Lauder Cos Inc/The Class A	276,200	28,923,664
Tobacco - 0.6%
Philip Morris International Inc	150,300	24,108,120
TOTAL CONSUMER STAPLES		82,536,514
Energy - 1.7%
Energy Equipment & Services - 0.7%
Baker Hughes Co Class A	627,100	28,558,134
Oil, Gas & Consumable Fuels - 1.0%
Antero Resources Corp (a)	99,900	3,442,554
APA Corp	692,600	16,940,996
EQT Corp	106,800	5,724,480
Exxon Mobil Corp	13,700	1,648,658
Marathon Petroleum Corp	44,700	7,269,561
Valero Energy Corp	19,200	3,125,568
		38,151,817
TOTAL ENERGY		66,709,951
Financials - 11.6%
Banks - 2.6%
Bank of America Corp	349,800	19,239,000
First Horizon Corp	396,500	9,476,350
JPMorgan Chase & Co	91,000	29,322,020
US Bancorp	105,600	5,634,816
Wells Fargo & Co	376,200	35,061,840
		98,734,026
Capital Markets - 5.1%
Bank of New York Mellon Corp/The	317,200	36,823,748
Blackstone Inc	119,100	18,358,074
Cboe Global Markets Inc	81,600	20,481,600
Charles Schwab Corp/The	185,400	18,523,314
CME Group Inc Class A	31,200	8,520,096
Goldman Sachs Group Inc/The	7,400	6,504,600
KKR & Co Inc Class A	17,300	2,205,404
Moody's Corp	10,300	5,261,755
Morgan Stanley	284,400	50,489,532
Northern Trust Corp	53,200	7,266,588
State Street Corp	148,500	19,157,985
Wealthfront Corp (a)	27,400	372,366
		193,965,062
Consumer Finance - 0.8%
Capital One Financial Corp	130,100	31,531,036
Financial Services - 2.4%
Affirm Holdings Inc Class A (a)	55,300	4,115,979
Apollo Global Management Inc	91,300	13,216,588
Mastercard Inc Class A	96,259	54,952,338
Visa Inc Class A	59,500	20,867,245
		93,152,150
Insurance - 0.7%
Arthur J Gallagher & Co	32,554	8,424,650
Chubb Ltd	56,400	17,603,568
		26,028,218
TOTAL FINANCIALS		443,410,492
Health Care - 9.2%
Biotechnology - 3.6%
Alnylam Pharmaceuticals Inc (a)	48,600	19,325,790
BeOne Medicines Ltd ADR (a)	5,700	1,731,717
Biogen Inc (a)	56,000	9,855,440
Blueprint Medicines Corp rights (a)(b)	3,000	0
Centessa Pharmaceuticals PLC ADR (a)	27,200	680,272
Cogent Biosciences Inc (a)	135,400	4,809,408
Cytokinetics Inc (a)	61,000	3,875,940
Exact Sciences Corp (a)	80,313	8,156,588
Gilead Sciences Inc	306,200	37,582,989
Insmed Inc (a)	147,000	25,583,880
Madrigal Pharmaceuticals Inc (a)	1,700	989,978
Moderna Inc (a)	181,500	5,352,435
Nuvalent Inc Class A (a)	35,000	3,520,650
Regeneron Pharmaceuticals Inc	17,900	13,816,473
Scholar Rock Holding Corp (a)	19,200	845,760
		136,127,320
Health Care Equipment & Supplies - 1.5%
Edwards Lifesciences Corp (a)	300,000	25,575,000
Insulet Corp (a)	37,200	10,573,728
Intuitive Surgical Inc (a)	19,100	10,817,476
Medline Inc Class A	163,800	6,879,600
Penumbra Inc (a)	7,600	2,362,916
		56,208,720
Health Care Providers & Services - 1.0%
CVS Health Corp	290,400	23,046,144
McKesson Corp	16,200	13,288,698
		36,334,842
Life Sciences Tools & Services - 0.8%
Danaher Corp	43,300	9,912,236
Thermo Fisher Scientific Inc	42,900	24,858,405
		34,770,641
Pharmaceuticals - 2.3%
Eli Lilly & Co	66,038	70,969,718
Johnson & Johnson	15,000	3,104,250
Merck & Co Inc	62,100	6,536,646
Roche Holding AG non-voting shares	13,100	5,409,911
Structure Therapeutics Inc ADR (a)	41,600	2,893,279
		88,913,804
TOTAL HEALTH CARE		352,355,327
Industrials - 9.9%
Aerospace & Defense - 2.1%
Anduril Industries Inc Class B (b)(c)	3,198	146,021
Anduril Industries Inc Class C (b)(c)	2	91
Beta Technologies Inc Class A (a)	40,900	1,153,789
Boeing Co (a)	182,520	39,628,742
BWX Technologies Inc	4,000	691,360
Carpenter Technology Corp	12,400	3,904,016
GE Aerospace	1,600	492,848
General Dynamics Corp	26,100	8,786,826
Howmet Aerospace Inc	99,400	20,378,988
Karman Holdings Inc (a)	7,600	556,092
Woodward Inc	21,100	6,378,952
		82,117,725
Air Freight & Logistics - 0.3%
CH Robinson Worldwide Inc	65,000	10,449,400
Building Products - 0.7%
Builders FirstSource Inc (a)	8,300	853,987
Trane Technologies PLC	63,249	24,616,511
		25,470,498
Construction & Engineering - 0.9%
Dycom Industries Inc (a)	49,100	16,590,890
EMCOR Group Inc	22,000	13,459,380
Granite Construction Inc	44,000	5,075,400
Legence Corp Class A	26,500	1,140,560
		36,266,230
Electrical Equipment - 0.9%
Eaton Corp PLC	3,000	955,530
GE Vernova Inc	41,700	27,253,869
Nextpower Inc Class A (a)	49,900	4,346,789
		32,556,188
Ground Transportation - 0.5%
JB Hunt Transport Services Inc	12,400	2,409,816
Lyft Inc Class A (a)	192,800	3,734,536
Norfolk Southern Corp	22,600	6,525,072
Old Dominion Freight Line Inc	31,900	5,001,920
Uber Technologies Inc (a)	4,700	384,037
		18,055,381
Industrial Conglomerates - 0.4%
3M Co	103,900	16,634,390
Machinery - 2.8%
Caterpillar Inc	9,100	5,213,117
Cummins Inc	77,700	39,661,965
Deere & Co	36,800	17,132,976
PACCAR Inc	23,800	2,606,338
Parker-Hannifin Corp	33,200	29,181,472
Pentair PLC	5,000	520,700
RBC Bearings Inc (a)	1,700	762,331
Westinghouse Air Brake Technologies Corp	53,900	11,504,955
		106,583,854
Passenger Airlines - 0.5%
Delta Air Lines Inc	273,900	19,008,660
Professional Services - 0.0%
Parsons Corp (a)	10,700	661,260
Trading Companies & Distributors - 0.8%
Applied Industrial Technologies Inc	8,400	2,156,868
Ferguson Enterprises Inc	66,500	14,804,895
United Rentals Inc	15,800	12,787,256
		29,749,019
TOTAL INDUSTRIALS		377,552,605
Information Technology - 31.5%
Communications Equipment - 0.1%
Arista Networks Inc (a)	37,300	4,887,419
Electronic Equipment, Instruments & Components - 1.5%
Amphenol Corp Class A	227,300	30,717,322
Coherent Corp (a)	92,000	16,980,440
Flex Ltd (a)	51,000	3,081,420
Jabil Inc	21,400	4,879,628
		55,658,810
IT Services - 1.0%
IBM Corporation	75,600	22,393,476
MongoDB Inc Class A (a)	2,300	965,287
Snowflake Inc (a)	52,900	11,604,144
X.Ai Holdings Corp Class A (b)(c)	63,493	4,791,182
		39,754,089
Semiconductors & Semiconductor Equipment - 15.7%
Advanced Micro Devices Inc (a)	120,300	25,763,448
Analog Devices Inc	58,100	15,756,720
Applied Materials Inc	39,700	10,202,503
Broadcom Inc	241,600	83,617,760
First Solar Inc (a)	24,800	6,478,504
Intel Corp (a)	360,600	13,306,140
KLA Corp	16,700	20,291,836
Lam Research Corp	120,500	20,627,190
Marvell Technology Inc	66,948	5,689,241
Micron Technology Inc	153,400	43,781,894
Monolithic Power Systems Inc	11,800	10,695,048
NVIDIA Corp	1,803,200	336,296,800
Teradyne Inc	17,400	3,367,944
		595,875,028
Software - 7.0%
Applied Intuition Inc Class A (a)(b)(c)	6,266	709,812
Autodesk Inc (a)	3,600	1,065,636
Datadog Inc Class A (a)	49,500	6,731,505
Microsoft Corp	469,213	226,920,792
Oracle Corp	8,700	1,695,717
Palantir Technologies Inc Class A (a)	95,400	16,957,350
Palo Alto Networks Inc (a)	36,700	6,760,140
Pegasystems Inc	14,500	865,940
Salesforce Inc	4,100	1,086,131
Synopsys Inc (a)	13,100	6,153,332
		268,946,355
Technology Hardware, Storage & Peripherals - 6.2%
Apple Inc	829,155	225,414,078
Western Digital Corp	74,800	12,885,796
		238,299,874
TOTAL INFORMATION TECHNOLOGY		1,203,421,575
Materials - 1.9%
Chemicals - 0.3%
Corteva Inc	97,500	6,535,425
Ecolab Inc	4,000	1,050,080
Sherwin-Williams Co/The	17,766	5,756,717
		13,342,222
Construction Materials - 0.9%
Martin Marietta Materials Inc	33,700	20,983,642
Vulcan Materials Co	47,500	13,547,950
		34,531,592
Metals & Mining - 0.7%
Alcoa Corp	222,600	11,828,964
MP Materials Corp (a)(d)	51,400	2,596,728
Newmont Corp	35,400	3,534,690
Steel Dynamics Inc	49,200	8,336,940
		26,297,322
TOTAL MATERIALS		74,171,136
Real Estate - 1.0%
Health Care REITs - 0.6%
Ventas Inc	291,100	22,525,318
Industrial REITs - 0.1%
Prologis Inc	27,600	3,523,415
Real Estate Management & Development - 0.3%
CBRE Group Inc Class A (a)	50,200	8,071,658
Compass Inc Class A (a)	152,900	1,616,153
Zillow Group Inc Class C (a)	52,600	3,588,372
		13,276,183
TOTAL REAL ESTATE		39,324,916
Utilities - 1.2%
Electric Utilities - 1.2%
Evergy Inc	16,000	1,159,840
Eversource Energy	91,100	6,133,763
NextEra Energy Inc	219,200	17,597,376
NRG Energy Inc	122,600	19,522,824
		44,413,803
Independent Power and Renewable Electricity Producers - 0.0%
Talen Energy Corp (a)	3,800	1,424,392
TOTAL UTILITIES		45,838,195
TOTAL UNITED STATES		3,388,905,637
TOTAL COMMON STOCKS (Cost $2,250,573,885)		3,778,839,344

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (a)(b)(c)	17,226	4,130,622
UNITED STATES - 0.3%
Industrials - 0.0%
Aerospace & Defense - 0.0%
Anduril Industries Inc Series G (b)(c)	30,000	1,369,800
Information Technology - 0.3%
IT Services - 0.0%
Yanka Industries Inc Series E (a)(b)(c)	165,574	311,279
Yanka Industries Inc Series F (a)(b)(c)	265,105	832,430
		1,143,709
Software - 0.3%
Applied Intuition Inc Series A2 (a)(b)(c)	8,157	924,025
Applied Intuition Inc Series B2 (a)(b)(c)	3,934	445,643
Evozyne Inc Series A (a)(b)(c)	20,000	329,800
MOLOCO Inc Series A (a)(b)(c)	100,208	7,555,684
		9,255,152
TOTAL INFORMATION TECHNOLOGY		10,398,861
TOTAL UNITED STATES		11,768,661
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $20,748,360)		15,899,283

Money Market Funds - 1.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.79	23,191,233	23,195,871
Fidelity Securities Lending Cash Central Fund (h)(i)	3.77	15,221,974	15,223,496
TOTAL MONEY MARKET FUNDS (Cost $38,420,554)			38,419,367

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $2,309,742,799)	3,833,157,994
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(13,165,050)
NET ASSETS - 100.0%	3,819,992,944

Legend

(a)	Non-income producing.
(b)	Level 3 security.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,361,495 or 0.9% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,558,995 or 0.0% of net assets.

(g)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,558,995 or 0.0% of net assets.

(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anduril Industries Inc Class B	6/16/2025	130,743

Anduril Industries Inc Class C	6/16/2025	82

Anduril Industries Inc Series G	4/17/2025	1,226,484

Applied Intuition Inc Class A	7/2/2024	374,048

Applied Intuition Inc Series A2	7/2/2024	486,931

Applied Intuition Inc Series B2	7/2/2024	234,840

Bytedance Ltd Series E1	11/18/2020	1,887,524

Canva Australia Holdings Pty Ltd Class A	3/18/2024 - 8/19/2025	6,801,313

Evozyne Inc Series A	4/9/2021	449,400

MOLOCO Inc Series A	6/26/2023	6,012,480

Starling Bank Ltd	6/18/2021 - 4/5/2022	1,694,172

Tory Burch LLC Class A	5/14/2015	2,256,162

X.Ai Holdings Corp Class A	10/25/2022	2,287,000

Yanka Industries Inc Series E	5/15/2020	2,000,001

Yanka Industries Inc Series F	4/8/2021	8,450,700

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	55,113,028	153,331,342	185,251,891	430,771	4,579	(1,187)	23,195,871	23,191,233	0.0%
Fidelity Securities Lending Cash Central Fund	8,254,830	146,631,651	139,663,047	13,452	62	-	15,223,496	15,221,974	0.1%
Total	63,367,858	299,962,993	324,914,938	444,223	4,641	(1,187)	38,419,367

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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